Sources Of Revenue (Tables)	9 Months Ended
Sep. 30, 2015
Patient Service Revenues by Payor
Patient Service Revenue
	2015	2014

Medicare program	$3.759.692	$3.422.033
Private/alternative payors	3.574.919	3.100.575
Medicaid and other government sources	398.912	320.728
Hospitals	673.721	379.695
Total patient service revenue	$8.407.244	$7.223.031